UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 477 Madison Avenue
         Suite 520
         New York, NY  10022

13F File Number:  28-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     212-752-8777

Signature, Place, and Date of Signing:

     /s/ Vivian Pan     New York, NY     May 17, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $111,838 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108     3201    76375 SH       Sole                     5650        0    70725
ALLIANCEBERNSTEIN HOLDING LP   UNIT LTD PARTN   01881G106     3640   118725 SH       Sole                     8800        0   109925
AT&T INC                       COM              00206R102     3171   122725 SH       Sole                     8050        0   114675
BAYTEX ENERGY TR               TRUST UNIT       073176109     4455   131195 SH       Sole                     6750        0   124445
BRISTOL MYERS SQUIBB CO        COM              110122108     3745   140277 SH       Sole                    10175        0   130102
CHEVRON CORP NEW               COM              166764100     3597    47431 SH       Sole                     3200        0    44231
CINCINNATI FINL CORP           COM              172062101     3508   121346 SH       Sole                    10575        0   110771
CONOCOPHILLIPS                 COM              20825C104     3208    62690 SH       Sole                     3950        0    58740
DIAMOND OFFSHORE DRILLING IN   COM              25271C102     1484    16715 SH       Sole                     1150        0    15565
DORCHESTER MINERALS LP         COM UNIT         25820R105     1287    60775 SH       Sole                     1050        0    59725
DU PONT E I DE NEMOURS & CO    COM              263534109     3572    95925 SH       Sole                     6400        0    89525
EATON CORP                     COM              278058102     3199    42225 SH       Sole                     4075        0    38150
ENERGY TRANSFER PRTNRS L P     UNIT LTD PARTN   29273R109     3227    68875 SH       Sole                     6325        0    62550
EXXON MOBIL CORP               COM              30231G102      760    11349 SH       Sole                        0        0    11349
GENUINE PARTS CO               COM              372460105     3538    83750 SH       Sole                     6350        0    77400
HEINZ H J CO                   COM              423074103     3719    81550 SH       Sole                     5950        0    75600
HUBBELL INC                    CL B             443510201     3013    59750 SH       Sole                     4100        0    55650
HUDSON CITY BANCORP            COM              443683107     3388   239075 SH       Sole                    19750        0   219325
HUGOTON RTY TR TEX             UNIT BEN INT     444717102     3257   196925 SH       Sole                    13150        0   183775
INERGY L P                     UNIT LTD PTNR    456615103     3731    98700 SH       Sole                     8375        0    90325
JOHNSON & JOHNSON              COM              478160104      405     6213 SH       Sole                        0        0     6213
KIMBERLY CLARK CORP            COM              494368103     3480    55350 SH       Sole                     3725        0    51625
LEGGETT & PLATT INC            COM              524660107     3556   164305 SH       Sole                    12130        0   152175
MERCK & CO INC NEW             COM              58933Y105     4307   115325 SH       Sole                     7775        0   107550
MONMOUTH REAL ESTATE INVT CO   CL A             609720107     2506   297924 SH       Sole                    29849        0   268075
NATIONAL RETAIL PROPERTIES I   COM              637417106     3502   153382 SH       Sole                    11150        0   142232
NUSTAR ENERGY LP               UNIT COM         67058H102     3680    60875 SH       Sole                     4975        0    55900
PAYCHEX INC                    COM              704326107     3312   107825 SH       Sole                     8875        0    98950
PPG INDS INC                   COM              693506107     3540    54125 SH       Sole                     3975        0    50150
PRICE T ROWE GROUP INC         COM              74144t108      261     4750 SH       Sole                        0        0     4750
SAN JUAN BASIN RTY TR          UNIT BEN INT     798241105     3917   187950 SH       Sole                    11000        0   176950
SONOCO PRODS CO                COM              835495102     3516   114200 SH       Sole                     9975        0   104225
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     3024    44150 SH       Sole                     3175        0    40975
SYSCO CORP                     COM              871829107     3437   116500 SH       Sole                     8500        0   108000
VERIZON COMMUNICATIONS INC     COM              92343V104     3224   103927 SH       Sole                     7700        0    96227
W P CAREY & CO LLC             COM              92930Y107     3471   118125 SH       Sole                     7775        0   110350